Share-based Compensation - Additional Information (Details) ¥ in Thousands		1 Months Ended	12 Months Ended
	Oct. 20, 2017	Oct. 31, 2017 shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 CNY (¥) $ / shares shares	Dec. 31, 2017 $ / shares	Apr. 30, 2017 shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Reserved stock option			221,917,800	221,917,800
Stock option vesting period			4 years
Share based compensation expenses | ¥			¥ 65,324
Unrecognized compensation cost | ¥			¥ 34,983	¥ 34,983
Weighted average recognition period			2 years 8 months 8 days
Share split, conversion ratio	100
Per Share fair value of ordinary shares | $ / shares					$ 1.422		$ 0.2671	$ 0.1213
Weighted average grant-date per-share fair value of options granted | $ / shares				¥ 0.2599
Options vested were exercisable							0
2017 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum number of shares issued under share incentive plan		1,000,000,000
Share split, conversion ratio		100
Paifenle Plan | Discontinued Most of Operation of Shanghai Paifenle Internet Technology Co., Ltd.
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expenses | ¥			¥ 40,828
Paifenle Plan | Ordinary shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Reserved stock option						15,000,000
Paifenle Plan | Officer and Employees | Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Reserved stock option						11,650,000
Paifenle Plan | Officer and Employees | RSU
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Reserved stock option						3,350,000
Initial Public Offering
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expenses | ¥			¥ 61,544